Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0000741375
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2012
Core Fixed Income Portfolio (Prospectus Summary) | Core Fixed Income Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSFX
Core Fixed Income Portfolio (Prospectus Summary) | Core Fixed Income Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIAX
Core Plus Fixed Income Portfolio (Prospectus Summary) | Core Plus Fixed Income Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPFIX
Core Plus Fixed Income Portfolio (Prospectus Summary) | Core Plus Fixed Income Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFXAX
Corporate Bond Portfolio (Prospectus Summary) | Corporate Bond Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPFDX
Corporate Bond Portfolio (Prospectus Summary) | Corporate Bond Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGAX
Corporate Bond Portfolio (Prospectus Summary) | Corporate Bond Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSGHX
Corporate Bond Portfolio (Prospectus Summary) | Corporate Bond Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGILX
Limited Duration Portfolio (Prospectus Summary) | Limited Duration Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPLDX
Limited Duration Portfolio (Prospectus Summary) | Limited Duration Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLDAX
Long Duration Fixed Income Portfolio (Prospectus Summary) | Long Duration Fixed Income Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFIX
Long Duration Fixed Income Portfolio (Prospectus Summary) | Long Duration Fixed Income Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFVX
Balanced Portfolio (Prospectus Summary) | Balanced Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPBAX
Balanced Portfolio (Prospectus Summary) | Balanced Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAAX
Mid Cap Growth Portfolio (Prospectus Summary) | Mid Cap Growth Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPEGX
Mid Cap Growth Portfolio (Prospectus Summary) | Mid Cap Growth Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACGX